Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value	₪ 0.01	₪ 0.01
Common stock, shares authorized	200,000,000	26,345,297
Common stock, shares issued	30,295,949	8,973,224
Common stock, shares outstanding	30,295,949	8,973,224
Preferred A-1
Preferred stock, par value	₪ 0	₪ 0.01
Preferred stock, shares authorized	0	1,927,220
Preferred stock, shares issued	0	1,927,140
Preferred stock, shares outstanding	0	1,927,140